Business developments - Sale (Details 5)	12 Months Ended
Dec. 31, 2019
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Credit Suisse InvestLab AG [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Description and Timing of Disposal	In September 2019, the Group completed the first closing of the transfer announced in June 2019, which combined its open architecture investment fund platform, Credit Suisse InvestLab AG (InvestLab), with Allfunds Group (Allfunds). The transaction included the transfer of the InvestLab legal entity and its related employees and service agreements to Allfunds. The Group became a minority shareholder in the combined business. The subsequent transfer of the related distribution agreements is expected to be completed in the first quarter of 2020. Other revenues in 2019 included CHF 327 million from this first closing as reflected in net revenues of the Swiss Universal Bank, International Wealth Management and Asia Pacific divisions.